UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          02/13/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:       $103,859
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE

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


                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF    CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                          ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AUTOLIV INC          COMMON     052800109   1699       45114   SH         SOLE          45114    0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP    COMMON     067901108   1728       76202   SH         SOLE          76202    0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC          COMMON     222816100    504       18800   SH         SOLE           18800   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS & CO        COMMON     263534109   1790       39000   SH         SOLE           39000   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE      SPONSORED
 PLC                 ADR        37733W105  25541      547860   SH         SOLE          547860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO       COMMON     406216101   3870      148856   SH         SOLE          148856   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC   COMMON     438516106  15751      471176   SH         SOLE          471176   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC   COMMON     484173109   1211       38000   SH         SOLE           38000   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC         COMMON     620076109  13726      980400   SH         SOLE          980400   0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP      SPONSORED  92857W100   5662      226120   SH         SOLE          226120   0       0
 PLC NEW             ADR
-----------------------------------------------------------------------------------------------------------
XANSER CORP          COMMON     98389J103    270      114000   SH         SOLE          114000   0       0
-----------------------------------------------------------------------------------------------------------
BUCKEYE PARTNERS     UNIT LTD   118230101    340        7500   SH         SOLE            7500   0       0
 LP                  PARTN
-----------------------------------------------------------------------------------------------------------
BUNGE LIMITED        COMMON     G16962105    823       25000   SH         SOLE           25000   0       0
-----------------------------------------------------------------------------------------------------------
CEDAR FAIR LP        DEPOSITRY  150185106    231        7500   SH         SOLE            7500   0       0
 UNIT
-----------------------------------------------------------------------------------------------------------
CTS CORP             COMMON     126501105    115       10000   SH         SOLE           10000   0       0
-----------------------------------------------------------------------------------------------------------
DEAN FOODS CO NEW    COMMON     242370104   5029      153000   SH         SOLE          153000   0       0
-----------------------------------------------------------------------------------------------------------
EARTHLINK INC        COMMON     270321102    700       70000   SH         SOLE           70000   0       0
-----------------------------------------------------------------------------------------------------------
FEDDERS CORP         COMMON NEW 313135501    110       15300   SH         SOLE           15300   0       0
-----------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL     ORD        Y2573F102    888       60000   SH         SOLE           60000   0       0
 LTD
-----------------------------------------------------------------------------------------------------------
GARTNER INC          COMMON     366651107   2522      223000   SH         SOLE          223000   0       0
-----------------------------------------------------------------------------------------------------------
HCA INC              COMMON     404119109   1074       25000   SH         SOLE           25000   0       0
-----------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG     SPONSORED  413216300    325       20000   SH         SOLE           20000   0       0
 LTD                 ADR
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE     COMMON     46625H100   4760      129600   SH         SOLE          129600   0       0
 & CO
-----------------------------------------------------------------------------------------------------------
JLM INDUSTRIES       COMMON     46621D103    165      121415   SH         SOLE          121415   0       0
 INC
-----------------------------------------------------------------------------------------------------------
KERR MCGEE CORP      COMMON     492386107    697       15000   SH         SOLE           15000   0       0
-----------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS COMMON     495582108    610       40000   SH         SOLE           40000   0       0
 INC
-----------------------------------------------------------------------------------------------------------
MACK CALI RLTY       COMMON     554489104    416       10000   SH         SOLE           10000   0       0
 CORP
-----------------------------------------------------------------------------------------------------------
NEWMONT MINING
 CORP               COMMON      651639106    365        7500   SH         SOLE           7500    0       0
-----------------------------------------------------------------------------------------------------------
NORANDA INC         COMMON      655422103   1269       80000   SH         SOLE           80000   0       0
-----------------------------------------------------------------------------------------------------------
OMI CORP NEW        COMMON      Y6476W104    447       50000   SH         SOLE           50000   0       0
-----------------------------------------------------------------------------------------------------------
PARK OHIO
 HLDGS CORP         COMMON      700666100    814      110000   SH         SOLE          110000   0       0
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL  COMMON      74153Q102   1111       59600   SH         SOLE           59600   0       0
-----------------------------------------------------------------------------------------------------------
SCUDDER NEW ASIA FD
 INC                COMMON      811183102    808       56400   SH         SOLE           56400   0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION   CL A        817320104   2104       42931   SH         SOLE           42931   0       0
-----------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST
 GROUP INC          CL A        829226109    375       25000   SH         SOLE           25000   0       0
-----------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC   COMMON      867229106   1002       40000   SH         SOLE           40000   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP    COMMON      910671106   1617       89600   SH         SOLE           89600   0       0
-----------------------------------------------------------------------------------------------------------
VARCO INTL INC DEL  COMMON      922122106    909       44074   SH         SOLE           44074   0       0
-----------------------------------------------------------------------------------------------------------
ALPHARMAN             CL A      020813101    302       15000   SH         SOLE           15000   0       0
-----------------------------------------------------------------------------------------------------------
AMERADA HESS CORP    COMMON     023551104    532       10000   SH         SOLE           10000   0       0
-----------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC   COMMON     037833100    214       10000   SH         SOLE           10000   0       0
-----------------------------------------------------------------------------------------------------------
PARK PLACE ENTM      COMMON     700690100    542       50000   SH         SOLE           50000   0       0
-----------------------------------------------------------------------------------------------------------
PETROLEO BRASIL      COMMON     71654V408    292       10000   SH         SOLE           10000   0       0
-----------------------------------------------------------------------------------------------------------
WIMM BILL DANN       COMMON     97263M109    170       10000   SH         SOLE           10000   0       0
-----------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB COMMON     110122108    429       15000   SH         SOLE           15000   0       0
-----------------------------------------------------------------------------------------------------------

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